Essential 40 Stock Fund
Summary Section
Investment Objective.
The investment objective of the Essential 40 Stock Fund (the “Fund”) is to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Essential 40 Stock Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Essential 40 Stock Fund Class I Shares
Management Fees	0.50%
Distribution and Service (Rule 12b-1) Fees	none
Total Other Expenses	2.74%
Other Expenses	2.71%
Interest Expense	0.03%
Total Annual Fund Operating Expenses	3.24%
Fee Waiver/Expense Reimbursement	(2.54%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%	[1]
[1]	Pursuant to an operating expense limitation agreement between KKM Financial LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 0.70% of the Fund's average net assets for Class I shares through September 30, 2019. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2019. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Essential 40 Stock Fund | Class I Shares | USD ($)	72	759	1,472	3,365

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of the portfolio.

Principal Investment Strategies.

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that comprise the Essential 40 Stock Index™ (the “Index”), which measures the investment return of the equity securities of forty blue-chip U.S companies. Generally, the Adviser anticipates that the Fund will hold all forty of the securities that comprise the Index in proportion to their weightings in the Index. Under certain circumstances, however, the Fund may purchase a sample of securities in the Index if it is not possible or practicable to replicate the Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The circumstances that would cause the Adviser to hold a representative sampling of the Index include, but are not limited to, the following circumstances: the Fund may sell securities that are represented in the Index in anticipation of their removal from the Index; the Fund may purchase securities not represented in the Index in anticipation of their addition to the Index; or there may be corporate actions resulting in a cash take-over or bankruptcy which are examples of events that would cause the Adviser to sell a security. The Fund may also temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index. To manage risk, the Fund may also invest in S&P 500 futures and options when the Adviser determines that such investments would benefit the Fund. The Fund will normally limit its investment in S&P 500 futures and options to 5% or less of its net assets, although it can invest up to 20% of its net assets in such instruments.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Adviser, however, reserves the ability to underweight or overweight stocks in the Index or to utilize S&P 500 futures or options to manage risk as it deems necessary.

The Index is an Index created by FSH Trading, LLC (“FSH”) and is calculated and distributed by Solactive AG. The Index is an index of companies providing goods and services that are, in the view of FSH, essential to the American economy and way of life. The Index has 40 components that are selected by a committee within FSH, using a qualitative approach to determine which companies, in the view of the committee, are irreplaceable and too essential to fail. At its inception on December 31, 2013, the Index was constructed as equally weighted, and the component weightings fluctuate going forward based on return performance alone. The Index, however, is rebalanced annually on the second calendar Monday of January. In the event that the NYSE, NASDAQ or AMEX are closed on that day, rebalancing occurs on the following business day. Each component of the Index is weighted equally at 2.5% when rebalanced but again may fluctuate as a result of individual stock performance until it is rebalanced again. The committee seeks to have the Index diversified across sectors and industries and seeks only to make changes to the Index components as the American economy evolves or market events and corporate actions necessitate.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

• Equity Securities Risk. The Fund invests in common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Futures Risk. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.

• Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. Given the Fund is going to attempt to tract the Index, the Fund does not follow traditional methods of active investment management.

• New Index Provider Risk. The index provider for the Index has a limited history of experience as an index provider or investment adviser for a registered fund, which may create additional risks for investing in the Fund.

Performance.

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance prior to December 4, 2017 reflects the performance of the Fund under its previous investment strategy. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-844-767-3863.

Class I Shares Calendar Year Returns as of December 31

The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2018 was 1.16%.

During the period shown in the bar chart, the best performance for a quarter was 7.30% (for the quarter ended December 31, 2017). The worst performance was -4.05% (for the quarter ended March 31, 2015).

Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Total Returns - Essential 40 Stock Fund		Label	One Year	Life of Fund		Inception Date
Class I Shares		Return Before Taxes	11.70%	1.60%	[1]	Jun. 11, 2014
Class I Shares | Return After Taxes on Distributions			11.63%	1.43%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares			6.68%	1.20%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			21.83%	11.68%
Essential 40 Stock Index (reflects no deduction for fees, expenses or taxes)	[2]		13.94%	13.71%
CBOE VIX Tail Hedge Index (reflects no deduction for fees, expenses or taxes)			21.83%	7.64%
[1]	Class I shares of the Essential 40 Stock Fund commenced operations on June 11, 2014.
[2]	On December 4, 2017, the Fund changed its principal investment strategy. Effective that date it changed its secondary benchmark to the Essential 40 Stock IndexTM (the "Index") rather than the CBOE VIX Tail Hedge Index to correspond with the Fund's revised principal investment strategy. The Index is an index created by FSH Trading, LLC ("FSH") and is calculated and distributed by Solactive AG. The Index is an unmanaged index that consists of forty blue-chip U.S. stocks rebalanced annually by the Essential 40 Index methodology. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The CBOE VIX Tail Hedge Index consists of each equity security in the S&P 500 (with dividends reinvested), and an amount of one-month, call options on the CBOE Volatility Index (VIX) that is determined by the level of forward volatility. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.